Other Results - Summary of Other Results (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Results [Line Items]
Interest income on debt instruments investments	$ 2,524	$ 427	$ 217
COVID-19
Disclosure Of Other Results [Line Items]
Exoneration of three monthly installments amount		$ 50